Investments - Narrative (Details) $ in Thousands		3 Months Ended		12 Months Ended
	May 01, 2014 USD ($)	Mar. 31, 2016 USD ($) positions	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) positions	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Change in adjustments related to future policy benefit reserves, net of tax		$ 17,035	$ 60,356	$ 170,688	$ (400,456)	$ (44,660)
Fixed maturities, at fair value		32,647,573		32,257,589	29,359,034
Amortized cost of fixed maturities, available for sale		$ 31,444,747		$ 31,517,654	$ 27,728,771
Percentage of fixed income portfolio invested in securities below investment grade		2.10%		2.00%	3.00%
Percentage of gross unrealized losses relating to securities below investment grade		18.30%		14.70%	24.90%
Pledged assets, amount		$ 19,000,000		$ 18,300,000	$ 15,200,000
Gross unrealized losses		$ 239,691		$ 369,975	213,576
Total number of positions - AFS | positions		8,763		8,729
AFS securities in unrealized loss position (number of positions) | positions		1,934		3,248
OTTI on investments, net of amounts transferred to other comprehensive income				$ 83,000	35,700
Credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period		$ 4,877	28,539	54,648	42,671
Equity securities, at fair value		878,407		878,919	868,292
Cost of equity securities, available for sale		831,543		834,079	763,833
Corporate
Schedule of Available-for-sale Securities [Line Items]
OTTI on investments, net of amounts transferred to other comprehensive income				19,400	3,700
Other investments
Schedule of Available-for-sale Securities [Line Items]
OTTI on investments, net of amounts transferred to other comprehensive income				8,700	12,500
Collateralized debt obligations
Schedule of Available-for-sale Securities [Line Items]
OTTI on investments, net of amounts transferred to other comprehensive income				8,000
Hedge funds
Schedule of Available-for-sale Securities [Line Items]
OTTI on investments, net of amounts transferred to other comprehensive income				4,000
RMBS - Agency
Schedule of Available-for-sale Securities [Line Items]
OTTI on investments, net of amounts transferred to other comprehensive income				2,000
Structured Credit Securities
Schedule of Available-for-sale Securities [Line Items]
OTTI on investments, net of amounts transferred to other comprehensive income				1,300	4,300
Foreign exchange
Schedule of Available-for-sale Securities [Line Items]
OTTI on investments, net of amounts transferred to other comprehensive income				23,600	4,300
XL Re Life (SAC) Ltd
Schedule of Available-for-sale Securities [Line Items]
Held To Maturity Securities Transferred Security Carrying Value	$ 2,800,000
Fixed maturities, held to maturity, gross unrealized gains	424,900
Fixed maturities, held to maturity, gross unrealized losses	0
Unrealized gains (losses) on investments
Schedule of Available-for-sale Securities [Line Items]
Change in adjustments related to future policy benefit reserves, net of tax		17,000		170,700
Unrealized gains (losses) on investments | XL Re Life (SAC) Ltd
Schedule of Available-for-sale Securities [Line Items]
Change in adjustments related to future policy benefit reserves, net of tax	$ (440,500)
Excluding Life Funds Withheld Assets
Schedule of Available-for-sale Securities [Line Items]
Fixed maturities, at fair value		29,684,216		29,104,486	24,177,469
Amortized cost of fixed maturities, available for sale		29,016,396		28,839,622	23,427,432
Gross unrealized losses		239,691		369,975	213,576
OTTI on investments, net of amounts transferred to other comprehensive income		19,580	$ 10,576
Equity securities, at fair value		878,407		878,919	868,292
Cost of equity securities, available for sale		831,543		834,079	763,833
Excluding Life Funds Withheld Assets | Corporate
Schedule of Available-for-sale Securities [Line Items]
OTTI on investments, net of amounts transferred to other comprehensive income		9,800
Excluding Life Funds Withheld Assets | Equity securities
Schedule of Available-for-sale Securities [Line Items]
OTTI on investments, net of amounts transferred to other comprehensive income		7,000		15,954	10,944	$ 17
Excluding Life Funds Withheld Assets | Collateralized debt obligations
Schedule of Available-for-sale Securities [Line Items]
Fixed maturities, at fair value		21,729		32,410	692,034
Amortized cost of fixed maturities, available for sale		25,845		41,679	717,544
OTTI on investments, net of amounts transferred to other comprehensive income		600
Excluding Life Funds Withheld Assets | RMBS - Agency
Schedule of Available-for-sale Securities [Line Items]
Fixed maturities, at fair value		4,367,007		3,757,971	3,728,576
Amortized cost of fixed maturities, available for sale		4,259,838		$ 3,697,756	$ 3,625,171
Excluding Life Funds Withheld Assets | Municipal bonds
Schedule of Available-for-sale Securities [Line Items]
OTTI on investments, net of amounts transferred to other comprehensive income		300
Excluding Life Funds Withheld Assets | Foreign exchange
Schedule of Available-for-sale Securities [Line Items]
OTTI on investments, net of amounts transferred to other comprehensive income		$ 1,900